EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Common Share
The following table sets forth the computation of basic and diluted earnings per share for the years ended June 30, 2016 and 2015, respectively:

	For the years ended June 30,
	2017	2016	2015

Net income attributable to the common shareholders	$20,349,791	$12,117,397	$26,072,653

Basic weighted-average common shares outstanding	19,926,510	20,012,356	16,800,000
Effect of dilutive securities	155,579	-	-
Diluted weighted-average common shares outstanding	20,082,089	20,012,356	16,800,000

Earnings per share – Basic	$1.02	$0.61	$1.55
Earnings per share – Diluted	$1.01	$0.61	$1.55